Derivative and Financial Instruments - Cost Basis to Fair Value (Details) $ in Millions	Dec. 31, 2019 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	$ 241
Investments, Fair Value Disclosure	241
Corporate Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	159
Investments, Fair Value Disclosure	159
US Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	25
Investments, Fair Value Disclosure	25
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	38
Investments, Fair Value Disclosure	38
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	19
Investments, Fair Value Disclosure	$ 19